Purchases and other expenses - Trade payables - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Trade payables	€ 6,475	€ 6,682	€ 6,697	€ 6,736	€ 6,527
Telecoms activities [member]
Disclosure of subsidiaries [line items]
Trade payables	6,395	6,580		6,635
Orange Bank [member]
Disclosure of subsidiaries [line items]
Trade payables	€ 80	€ 102		€ 101